Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the York Space Systems Inc. 2026 Omnibus Incentive Plan
Amount Registered | shares	12,694,439
Proposed Maximum Offering Price per Unit	35.56
Maximum Aggregate Offering Price	$ 451,414,250.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,340.31
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), which become issuable under the York Space Systems Inc. 2026 Omnibus Incentive Plan ("Incentive Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock, as applicable. (2) Includes additional shares of Common Stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the Incentive Plan, which include shares of Common Stock that may again become available for delivery with respect to awards under the Incentive Plan pursuant to the share counting, share recycling and other terms and conditions of the Incentive Plan. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $35.56 per share represents the average of the high and low sales prices of the Registrant's Common Stock on the New York Stock Exchange on January 29, 2026, which date is within five business days prior to the filing of this Registration Statement.